Deposits (Summary Of Interest Expense On Deposits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Deposits [Abstract]
Checking	$ 244	$ 421	$ 441
Savings	284	408	1,225
Money market	2,446	3,457	5,307
Certificates	33,842	41,884	56,595
Deposits, total	$ 36,816	$ 46,170	$ 63,568